17 Braskem Idesa Financing	12 Months Ended
Dec. 31, 2020
Braskem Idesa Financing
Braskem Idesa Financing
17	Braskem Idesa Financing

		Outstanding
	Principal amount US$	amount
Identification		US$	Maturity	Charges (% per year)		2020	2019

Project finance
Project finance I	700,000	467,519	feb-2027	Us dollar exchange variation + quarterly Libor + 3.25	0	2,444,515	2,149,002
Project finance II	210,000	131,591	feb-2027	Us dollar exchange variation + 6.17	0	690,311	608,260
Project finance III	600,000	409,870	feb-2029	Us dollar exchange variation + 4.33	0	2,145,326	1,849,896
Project finance IV	660,000	462,463	feb-2029	Us dollar exchange variation + quarterly Libor + 3.88	0	2,419,920	2,078,545
Total under current liabilities	2,170,000	1,471,443				7,700,072	6,685,703

Bond	900,000	900,000	nov-2029	Us dollar exchange variation + 7.45		4,729,587	3,640,381

Transactions costs						(370,421)	(344,358)

Total						12,059,238	9,981,726

Current liabilities						7,660,128	744,408
Non-current liabilities						4,399,110	9,237,318
Total						12,059,238	9,981,726

(i)	Partial prepayment of US$10,630.
(ii)	Partial prepayment of US$9,111.
(iii)	Partial prepayment of US$13,212.

In line with the Company’s Financial Policy, the investment in the Braskem Idesa petrochemical complex was financed under a Project Finance model, under which the construction loan is paid exclusively using the cash generated by the Company itself and the shareholders provide limited guarantees. This financing includes the guarantees typical to Project Finance transactions, such as assets, receivables, cash generation and other rights of Braskem Idesa. The financing also contains various other covenants typical to contracts of this kind, such as: debt service reserve account and contingent equity commitment. At December 31, 2020, such guarantees corresponded to US$194 million (R$1 billion) and US$208 million (R$1.1 billion), respectively.

On the reporting date of the financial statements of December 31, 2020, certain non-monetary covenants established in the contracts remained unfulfilled. As a result, the entire balance of non-current liabilities, in the amount of R$6,538,646, was reclassified to current liabilities, in accordance with IAS 1 (Presentation of Financial Statements).

In accordance with the aforementioned accounting standards, reclassification is required in situations in which the breach of certain contractual obligations entitles creditors to request from Braskem Idesa the prepayment of obligations in the short term. In this context, note that none of the creditors requested said prepayment of obligations and that Braskem Idesa has been settling its debt service obligations in accordance with their original maturity schedule.

Furthermore, Braskem Idesa has been negotiating the waiver of such breaches with its creditors in order to reclassify the entire amount reclassified from current liabilities back to non-current liabilities.

The following amortization schedule presents the maturities considering the breach of contractual obligations and the original contractual terms:

	With breach of contratual obligations		Original contractual maturities
	2020	2019	2020	2019

2020		744,408		744,408
2021	7,660,128	800,752	1,121,482	800,752
2022		699,090	907,343	699,090
2023		892,568	1,157,584	892,568
2024		978,479	1,268,619	978,479
2025		883,333	1,145,377	883,333
2026		743,566	964,410	743,566
2027		329,718	428,750	329,718
2028		257,117	334,753	257,117
2029	4,399,110	3,652,695	4,730,920	3,652,695
Total	12,059,238	9,981,726	12,059,238	9,981,726